UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4757

Smith Barney Sector Series Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.
--------------------------------------------------------------------------------
                                  SMITH BARNEY
                               SECTOR SERIES INC.
                                  SMITH BARNEY
                             FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

              RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2004


                    [SMITH BARNEY MUTUAL FUNDS LOGO OMITTED]
   YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.

            ---------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
            ---------------------------------------------------------

[GRAPHIC OMITTED] Research Series

Semi-Annual Report o April 30, 2004

SMITH BARNEY
FINANCIAL SERVICES FUND


WHAT'S INSIDE

LETTER FROM THE CHAIRMAN ...................................................   1
SCHEDULE OF INVESTMENTS ....................................................   4
STATEMENT OF ASSETS AND LIABILITIES ........................................   5
STATEMENT OF OPERATIONS ....................................................   6
STATEMENTS OF CHANGES IN NET ASSETS ........................................   7
NOTES TO FINANCIAL STATEMENTS ..............................................   8
FINANCIAL HIGHLIGHTS .......................................................  13



SMITH BARNEY FUND MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the fund. Citigroup Asset Management Ltd. is the subadviser. The fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

FUND OBJECTIVE*

The fund seeks long-term capital appreciation by investing primarily in common stocks. The fund invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industries. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, investment advisers, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FUND FACTS

FUND INCEPTION
--------------------------------------------------------------------------------
February 28, 2000



* Since the fund focuses its investments on companies involved in financial services, an investment in the fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

Since the start of 2004, markets have been in a holding pattern -- volatility declined and returns were relatively muted. Equity markets seem to have priced in prospects of continued economic recovery and, in general, they were not disappointed. Both bond market and stock market participants were a bit unnerved by prospects for U.S. Federal Reserve Board ("Fed") tightening of key interest rates at some unknown future date, the continuing turmoil in Iraq, and the March 2004 bombings in Spain. Each of these elements had a negative influence on the stock market. Despite these concerns, however, the underlying economic and financial fundamentals continued to improve through the end of the period.

The financial services sector in general performed well from October 2003 through the end of April 2004, as ongoing weak employment data kept interest rates low until they jumped in April. However, the robust job growth data this spring contributed to a rise in interest rates in April, resulting in significant declines in stocks of banks and other rate-sensitive stocks. The best performing industry segment in April was mortgage insurance. Over the full six-month period, life insurance companies performed strongly as higher interest rates removed pressure on fixed-income yield spreads,(i) and higher equity markets boosted results.

[R. JAY GERKEN PHOTO OMITTED]

R. JAY GERKEN, CFA
CHAIRMAN, PRESIDENT AND
CHIEF EXECUTIVE OFFICER

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                              AS OF APRIL 30, 2004
                            (EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
                                                                        6 MONTHS
--------------------------------------------------------------------------------
Class A Shares                                                             4.41%
--------------------------------------------------------------------------------
Russell 3000 Index                                                         6.14%
--------------------------------------------------------------------------------
Goldman Sachs Financial Index                                              5.18%
--------------------------------------------------------------------------------
Lipper Financial Services Funds Category Average                           4.89%
--------------------------------------------------------------------------------

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF ANY. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF ANY, THE TOTAL RETURN WOULD BE REDUCED. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.SMITHBARNEYMUTUALFUNDS.COM.

CLASS A SHARE RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 4.03% AND CLASS C SHARES RETURNED 4.02% OVER THE SIX MONTHS ENDED APRIL 30, 2004.

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

All index performance reflects no deduction for fees, expenses or taxes. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of U.S. equity market. The Goldman Sachs Financial Index is an unmanaged market-value weighted index comprised of companies in the banking services, brokerage, asset management, insurance and real estate industries.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ending April 30, 2004, calculated among the 110 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
--------------------------------------------------------------------------------


           1 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

So far this year, the economy overall has appeared to be growing at a pace similar to last year's rate. The ongoing recovery has been broad-based, with strength in the consumer sector, exports and business investment. Soaring corporate profit growth has led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support, although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first calendar quarter of 2004.

Signs of increasing inflation have begun to mount in recent weeks. Fiscal and monetary policymakers have been stimulating the economy since 2000. The Fed has more or less said it prefers inflation to deflation in the current environment. However, we believe the recent pick-up in inflationary signals has increased the possibility that the Fed may raise interest rates sooner than anticipated, perhaps as early as this summer. Accordingly, the recent debate in the market has focused on the timing and magnitude of prospective rate increases.

PERFORMANCE REVIEW

Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Class A shares of the Smith Barney Financial Services Fund, excluding sales charges, returned 4.41%. In comparison the fund's unmanaged benchmarks, the Russell 3000 Index,(ii) returned 6.14% and the Goldman Sachs Financial Index,(iii) returned 5.18% for the same period. The fund's Lipper financial services funds category average returned 4.89% for the same period.(i)

FUND PERFORMANCE

The fund's modest underperformance can be attributed to positions in mortgage finance-related holdings such as FANNIE MAE and THE FIRST AMERICAN CORP. during a period of declining refinancing activity, in addition to underperformance of regional bank holdings such as ZIONS BANCORP., due to weak commercial lending activity. The fund received positive contributions to performance from its positions in AON CORPORATION, based on its improved expectations for operating margins, and LINCOLN NATIONAL CORP., given its leverage to the strong equity market environment.

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Smith Barney Sector Series on behalf of the Smith Barney Financial Services Fund changed the fund's primary performance benchmark from the Goldman Sachs Financial Index to the Russell 3000 Index. The Goldman Sachs Financial Index will continue as a secondary performance benchmark.

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.


(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 110 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


           2 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

[R. JAY GERKEN SIGNATURE OMITTED]

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

MAY 19, 2004





The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Bank of America Corp. (10.0%), Wells Fargo & Co. (7.0%), Comerica Inc. (5.6%), American Express (5.4%), Metlife Inc. (5.0%), First American Corp. (4.9%), Mellon Financial Corp. (4.8%), Fannie Mae (4.8%), American International Group, Inc. (4.6%), and Fifth Third Bancorp (4.3%). Please refer to page 4 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top four sector holdings as of April 30, 2004 were: Banks (43.7%); Insurance (29.8%); Diversified Financials (24.1%); Real Estate (2.4%). The fund's portfolio composition is subject to change at any time.

RISKS: In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater government regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, the fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The securities of small- and mid-sized companies tend to be more volatile than those of larger companies. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) Credit spread is the difference between the yield of a particular corporate security and a benchmark security that has the same maturity as that particular corporate security.

(ii) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.

(iii)The Goldman Sachs Financials Index is an unmanaged market-value weighted index comprised of companies in the banking services, brokerage, asset management, insurance and real estate industries.


           3 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004
--------------------------------------------------------------------------------

     SHARES                                                      SECURITY                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
BANKS -- 42.5%
        78,644      Bank of America Corp.                                                                             $ 6,330,056
        86,506      The Bank of New York Co., Inc.                                                                      2,520,785
        68,749      Comerica Inc.                                                                                       3,549,511
        50,535      Fifth Third Bancorp                                                                                 2,711,708
       103,626      Mellon Financial Corp.                                                                              3,071,475
        43,897      UnionBancal Corp.                                                                                   2,345,417
        78,593      Wells Fargo & Co.                                                                                   4,437,361
        37,937      Zions Bancorp.                                                                                      2,144,199
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       27,110,512
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 24.1%
        21,300      Alliance Capital Management Holding L.P.                                                              710,355
        70,547      American Express Co.                                                                                3,453,276
         9,263      The Bear Stearns Cos., Inc.                                                                           742,337
        44,613      Fannie Mae                                                                                          3,065,805
        43,691      Freddie Mac                                                                                         2,551,554
        24,876      The Goldman Sachs Group, Inc.                                                                       2,406,753
        44,808      J.P. Morgan Chase & Co.                                                                             1,684,781
        10,062      Lehman Brothers Holdings Inc.                                                                         738,551
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       15,353,412
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE -- 29.8%
        41,248      American International Group, Inc.                                                                  2,955,419
        81,537      Aon Corp.                                                                                           2,124,854
         9,160      The Chubb Corp.                                                                                       632,040
        41,095      Cincinnati Financial Corp.                                                                          1,684,480
       114,054      First American Corp.                                                                                3,093,144
        38,433      The Hartford Financial Services Group, Inc.                                                         2,347,488
        20,621      Lincoln National Corp.                                                                                925,470
        91,428      MetLife, Inc.                                                                                       3,154,266
         7,094      MGIC Investment Corp.                                                                                 522,260
        45,900      Nationwide Financial Services, Inc.                                                                 1,578,960
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       19,018,381
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE -- 2.4%
        12,600      Archstone-Smith Trust                                                                                 345,618
        12,700      Equity Office Properties Trust                                                                        319,659
        16,400      Health Care Property Investors, Inc.                                                                  391,960
         9,300      Simon Property Group, Inc.                                                                            448,353
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,505,590
------------------------------------------------------------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Cost -- $61,136,872)                                                                              62,987,895
------------------------------------------------------------------------------------------------------------------------------------

      FACE
     AMOUNT                                                      SECURITY                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
      $743,000      State Street Bank & Trust Co., 0.870% due 5/3/03; Proceeds at maturity -- $743,054
                      (Fully collateralized by Federal Home Loan Bank Notes, 2.250% due 8/13/04;
                      Market value -- $760,780) (Cost -- $743,000)                                                        743,000
------------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.0%
                    (Cost -- $61,879,872*)                                                                            $63,730,895
------------------------------------------------------------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAXES IS SUBSTANTIALLY THE SAME.


                       SEE NOTES TO FINANCIAL STATEMENTS.


           4 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2004
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $61,879,872)                                                                      $63,730,895
     Cash                                                                                                                     884
     Dividends and interest receivable                                                                                    102,355
     Receivable for Fund shares sold                                                                                        4,856
     Prepaid expenses                                                                                                      21,292
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                                      63,860,282
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for Fund shares reacquired                                                                                    93,287
     Management fee payable                                                                                                43,933
     Distribution plan fees payable                                                                                        21,774
     Accrued expenses                                                                                                      91,933
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                                    250,927
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                      $63,609,355
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Par value of capital shares                                                                                      $     4,221
     Capital paid in excess of par value                                                                               57,146,610
     Undistributed net investment income                                                                                   17,862
     Accumulated net realized gain from investment transactions                                                         4,589,639
     Net unrealized appreciation of investments                                                                         1,851,023
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                      $63,609,355
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A                                                                                                            1,056,891
------------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                                            1,999,458
------------------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                                            1,164,622
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
     Class A (and redemption price)                                                                                        $15.33
------------------------------------------------------------------------------------------------------------------------------------
     Class B *                                                                                                             $14.98
------------------------------------------------------------------------------------------------------------------------------------
     Class C *                                                                                                             $14.99
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value per share)                                                     $16.14
------------------------------------------------------------------------------------------------------------------------------------

* REDEMPTION PRICE IS NAV OF CLASS B AND C SHARES REDUCED BY A 5.00% AND 1.00% CDSC, RESPECTIVELY, IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE PAYMENT (SEE NOTE 2).


                       SEE NOTES TO FINANCIAL STATEMENTS.


           5 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED APRIL 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                                                                                        $   766,352
     Interest                                                                                                               1,060
     Less: Foreign withholding tax                                                                                         (4,760)
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                                                              762,652
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
     Distribution plan fees (Note 6)                                                                                      279,759
     Management fee (Note 2)                                                                                              274,040
     Transfer agency services (Note 6)                                                                                     49,250
     Shareholder communications (Note 6)                                                                                   23,453
     Audit and legal                                                                                                       19,224
     Registration fees                                                                                                     11,193
     Custody                                                                                                                9,766
     Directors' fees                                                                                                        5,304
     Other                                                                                                                  3,092
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                                                       675,081
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                      87,571
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
     Realized Gain From:
       Investment transactions                                                                                          8,367,695
       Foreign currency transactions                                                                                           52
------------------------------------------------------------------------------------------------------------------------------------
     NET REALIZED GAIN                                                                                                  8,367,747
------------------------------------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
       Beginning of period                                                                                              7,401,424
       End of period                                                                                                    1,851,023
------------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET UNREALIZED APPRECIATION                                                                           (5,550,401)
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                                                          2,817,346
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                                                                $ 2,904,917
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.


           6 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2003

                                                                                                 2004                    2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income                                                                    $    87,571             $   183,754
     Net realized gain                                                                          8,367,747              (3,190,403)
     Increase (decrease) in net unrealized appreciation                                        (5,550,401)             15,167,669
------------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS FROM OPERATIONS                                                     2,904,917              12,161,020
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
     Net investment income                                                                       (250,093)                     --
     Net realized gains                                                                                --              (1,303,919)
------------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (250,093)             (1,303,919)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                                                           3,533,939               6,357,450
     Net asset value of shares issued for reinvestment of dividends                               235,772               1,234,602
     Cost of shares reacquired                                                                (11,535,897)            (14,924,847)
------------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                       (7,766,186)             (7,332,795)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                              (5,111,362)              3,524,306
NET ASSETS:
     Beginning of period                                                                       68,720,717              65,196,411
------------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD*                                                                           $63,609,355             $68,720,717
------------------------------------------------------------------------------------------------------------------------------------
*  Includes undistributed net investment income of:                                               $17,862                $180,332
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.


           7 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Financial Services Fund ("Fund"), a separate investment fund of the Smith Barney Sector Series Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company consists of this Fund and two other separate investment funds: Smith Barney Health Sciences Fund and Smith Barney Technology Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles
("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund from time to time may also enter into options and/or futures contracts typically to hedge market or currency risk.


           8 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. SBFM has entered into a sub-advisory agreement with Citigroup Asset Management Ltd. ("CAM Ltd."), an affiliate of SBFM. Pursuant to the sub-advisory agreement, CAMLtd. is responsible for the day-to-day fund operations and investment decisions of the Fund. For services provided to the Fund, SBFM pays CAM Ltd. a sub-advisory fee calculated at an annual rate of 0.50% of the Fund's average daily net assets.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $34,099 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2004, CGM and its affiliates received sales charges of approximately $41,000 and $3,000 on sales of the Fund's Class A and C shares, respectively. In addition, for the six months ended April 30, 2004, CDSCs paid to CGM and its affiliates were approximately $46,000 for Class B shares.

For the six months ended April 30, 2004, CGM and its affiliates received brokerage commissions of $4,256.

All officers and one Director of the Company are employees of Citigroup or its affiliates.


3. Investments

During the six months ended April 30, 2004,  the aggregate cost of purchases and
proceeds  from  sales  of   investments   (including   maturities  of  long-term
investments, but excluding short-term investments) were as follows:

--------------------------------------------------------------------------------
Purchases                                                            $27,761,356
--------------------------------------------------------------------------------
Sales                                                                 36,208,141
--------------------------------------------------------------------------------


           9 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $ 4,064,417
Gross unrealized depreciation                                        (2,213,394)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 1,851,023
--------------------------------------------------------------------------------


4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.


5. Concentration of Risk

The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.


6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                  CLASS A     CLASS B    CLASS C
--------------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees                 $20,931   $160,769     $98,059
--------------------------------------------------------------------------------


For the six months ended April 30, 2004, total Transfer Agency Service expenses were as follows:

                                                  CLASS A     CLASS B    CLASS C
--------------------------------------------------------------------------------
Transfer Agency Service Expenses                  $12,021    $23,094     $14,135
--------------------------------------------------------------------------------


For the six months ended April 30, 2004, total Shareholder Communication expenses were as follows:

                                                  CLASS A     CLASS B    CLASS C
--------------------------------------------------------------------------------
Shareholder Communication Expenses                 $5,746    $11,025      $6,682
--------------------------------------------------------------------------------


           10 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

7. Distributions Paid to Shareholders by Class

                                           SIX MONTHS ENDED        YEAR ENDED
                                            APRIL 30, 2004      OCTOBER 31, 2003
--------------------------------------------------------------------------------
CLASS A
Net investment income                           $141,576                   --
Net realized gains                                    --             $291,292
--------------------------------------------------------------------------------
Total                                           $141,576             $291,292
--------------------------------------------------------------------------------
CLASS B
Net investment income                           $ 68,391                   --
Net realized gains                                    --             $587,336
--------------------------------------------------------------------------------
Total                                           $ 68,391             $587,336
--------------------------------------------------------------------------------
CLASS C*
Net investment income                           $ 40,126                   --
Net realized gains                                    --             $425,291
--------------------------------------------------------------------------------
Total                                           $ 40,126             $425,291
--------------------------------------------------------------------------------


8. Capital Shares

At April 30, 2004, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                                                                     SIX MONTHS ENDED                           YEAR ENDED
                                                                      APRIL 30, 2004                          OCTOBER 31, 2003
                                                                --------------------------               ---------------------------
                                                                 SHARES          AMOUNT                   SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                                      122,351       $ 1,929,117                193,058       $ 2,484,197
Shares issued on reinvestment                                      8,740           134,510                 22,918           273,645
Shares reacquired                                               (190,085)       (2,963,777)              (312,740)       (4,042,964)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                     (58,994)      $  (900,150)               (96,764)      $(1,285,122)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                                       80,520       $ 1,233,331                264,664       $ 3,299,291
Shares issued on reinvestment                                      4,212            63,517                 47,116           552,196
Shares reacquired                                               (274,650)       (4,204,057)              (486,621)       (6,121,078)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                    (189,918)      $(2,907,209)              (174,841)      $(2,269,591)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C*
Shares sold                                                       24,245       $   371,491                 45,324       $   573,962
Shares issued on reinvestment                                      2,503            37,745                 34,877           408,761
Shares reacquired                                               (288,792)       (4,368,063)              (382,238)       (4,760,805)
Net Decrease                                                    (262,044)      $(3,958,827)              (302,037)      $(3,778,082)
------------------------------------------------------------------------------------------------------------------------------------

* On April 29, 2004, Class L shares were renamed as Class C shares.


           11 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

9. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


10. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


           12 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES                                        2004(1)(2)        2003(2)          2002(2)           2001             2000(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $14.81            $12.46           $13.87            $15.89           $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income(4)                            0.06              0.11             0.05              0.06             0.05
   Net realized and unrealized gain (loss)             0.59              2.49            (0.70)            (1.55)            4.44
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                    0.65              2.60            (0.65)            (1.49)            4.49
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                              (0.13)               --               --             (0.06)              --
   Net realized gains                                    --             (0.25)           (0.76)            (0.47)              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.13)            (0.25)           (0.76)            (0.53)              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $15.33            $14.81           $12.46            $13.87           $15.89
TOTAL RETURN(5)                                        4.41%++          21.33%           (5.35)%           (9.83)%          39.39%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                    $16,200           $16,524          $15,105           $16,050          $14,276
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(6)                                      1.40%+            1.31%            1.49%             1.50%            1.51%+
   Net investment income                               0.83+             0.86             0.35              0.39             0.69+
PORTFOLIO TURNOVER RATE                                  41%               22%              20%               42%              26%
------------------------------------------------------------------------------------------------------------------------------------

(1) FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3) FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED ALL OR A PORTION OF ITS FEES AND/OR REIMBURSED EXPENSES FOR THE YEAR ENDED OCTOBER 31, 2001 AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED AND EXPENSES NOT REIMBURSED, THE PER SHARE DECREASES TO NET INVESTMENT INCOME AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                            Per Share Decreases       Expense Ratios Without Fee
                         to Net Investment Income     Waivers and Reimbursements
                         ------------------------     --------------------------
                           2001           2000           2001           2000
                           -----          -----          -----          -----
    Class A Shares         $0.01          $0.00*         1.53%          2.06%+

(5) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(6) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 1.50%.

 *  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

 +  ANNUALIZED.


           13 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES                                        2004(1)(2)        2003(2)          2002(2)           2001             2000(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $14.43            $12.24           $13.73            $15.81           $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment gain (loss)(4)                       0.00*             0.01            (0.06)            (0.05)           (0.01)
   Net realized and unrealized gain (loss)             0.58              2.43            (0.67)            (1.55)            4.42
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                    0.58              2.44            (0.73)            (1.60)            4.41
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                              (0.03)               --               --             (0.01)              --
   Net realized gains                                    --             (0.25)           (0.76)            (0.47)              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.03)            (0.25)           (0.76)            (0.48)              --
NET ASSET VALUE, END OF PERIOD                       $14.98            $14.43           $12.24            $13.73           $15.81
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                                        4.03%++          20.39%           (6.02)%          (10.54)%          38.68%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                    $29,957           $31,602          $28,933           $33,649          $28,696
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(6)                                      2.15%+            2.06%            2.24%             2.25%            2.26%+
   Net investment income (loss)                        0.07+             0.11            (0.40)            (0.36)           (0.07)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                  41%               22%              20%               42%              26%
------------------------------------------------------------------------------------------------------------------------------------

(1) FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3) FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED ALL OR A PORTION OF ITS FEES AND/OR REIMBURSED EXPENSES FOR THE YEAR ENDED OCTOBER 31, 2001 AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED AND EXPENSES NOT REIMBURSED, THE PER SHARE DECREASES TO NET INVESTMENT INCOME AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                           Per Share Decreases        Expense Ratios Without Fee
                         to Net Investment Income     Waivers and Reimbursements
                         ------------------------     --------------------------
                            2001           2000           2001           2000
                            -----          -----          -----          -----
    Class B Shares          $0.01          $0.05          2.28%          2.81%+

(5) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(6) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS B SHARES.

 *  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

 +  ANNUALIZED.


           14 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS C@ SHARES                                       2004(1)(2)        2003(2)          2002(2)           2001             2000(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $14.44            $12.24           $13.73            $15.81           $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment gain (loss)(4)                       0.00*             0.01            (0.06)            (0.05)           (0.01)
   Net realized and unrealized gain (loss)             0.58              2.44            (0.67)            (1.55)            4.42
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                    0.58              2.45            (0.73)            (1.60)            4.41
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                              (0.03)               --               --             (0.01)              --
   Net realized gains                                    --             (0.25)           (0.76)            (0.47)              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.03)            (0.25)           (0.76)            (0.48)              --
NET ASSET VALUE, END OF PERIOD                       $14.99            $14.44           $12.24            $13.73           $15.81
TOTAL RETURN(5)                                        4.02%++          20.48%           (6.02)%          (10.55)%          38.68%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                    $17,452           $20,595          $21,158           $29,187          $30,863
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(6)                                      2.15%+            2.07%            2.24%             2.25%            2.26%+
   Net investment income (loss)                        0.07+             0.11            (0.41)            (0.36)           (0.08)+
PORTFOLIO TURNOVER RATE                                  41%               22%              20%               42%              26%
------------------------------------------------------------------------------------------------------------------------------------

@   ON APRIL 29, 2004, CLASS L SHARES WERE RENAMED AS CLASS C SHARES.

(1) FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3) FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED ALL OR A PORTION OF ITS FEES AND/OR REIMBURSED EXPENSES FOR THE YEAR ENDED OCTOBER 31, 2001 AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED AND EXPENSES NOT REIMBURSED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                           Per Share Decreases        Expense Ratios Without Fee
                        to Net Investment Income      Waivers and Reimbursements
                        ------------------------      --------------------------
                           2001           2000            2001           2000
                           -----          -----           -----          -----
    Class C Shares         $0.01          $0.06           2.29%          2.81%+

(5) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(6) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS C SHARES.

 *  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

 +  ANNUALIZED.


           15 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

                      (This page intentionally left blank.)

SMITH BARNEY
FINANCIAL SERVICES FUND


                  DIRECTORS                       INVESTMENT MANAGER
                  Dwight B. Crane                 Smith Barney Fund
                  Burt N. Dorsett                   Management LLC
                  R. Jay Gerken, CFA
                    CHAIRMAN                      DISTRIBUTORS
                  Elliot S. Jaffe                 Citigroup Global Markets Inc.
                  Stephen E. Kaufman              PFS Distributors, Inc.
                  Joseph J. McCann
                  Cornelius C. Rose, Jr.          CUSTODIAN
                                                  State Street Bank and
                  OFFICERS                          Trust Company
                  R. Jay Gerken, CFA
                  President and                   TRANSFER AGENT
                  Chief Executive Officer         Citicorp Trust Bank, fsb.
                                                  125 Broad Street, 11th Floor
                  Andrew B. Shoup                 New York, New York 10004
                  Senior Vice President and
                  Chief Administrative Officer    SUB-TRANSFER AGENTS
                                                  PFPC Inc.
                  Andrew Beagley                  P.O. Box 9699
                  Chief Anti-Money Laundering     Providence, Rhode Island
                  Compliance Officer              02940-9699

                  Kaprel Ozsolak                  Primerica Shareholder Services
                  Controller                      P.O. Box 9662
                                                  Providence, Rhode Island
                  Robert I. Frenkel               02940-9662
                  Secretary and
                  Chief Legal Officer

SMITH BARNEY SECTOR SERIES INC.
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SMITH BARNEY FINANCIAL SERVICES FUND

The Fund is a separate investment fund of the Smith Barney Sector Series Inc., a Maryland corporation.




A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.




This report is submitted for the general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Financial Services Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY FINANCIAL SERVICES FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004



THIS DOCUMENT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


www.smithbarneymutualfunds.com




(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02552 6/04                            04-6759


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ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.


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         Exhibit 99.CERT           Certifications pursuant to section 302 of the
                                   Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT        Certifications pursuant to Section 906 of the
                                            Sarbanes-Oxley Act of 2002


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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Sector Series Inc.


By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Sector Series Inc.

Date: June 30, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Sector Series Inc.

Date: June 30, 2004

By:  /s/ Andrew B. Shoup
     Andrew B. Shoup
     Chief Administrative Officer of
     Smith Barney Sector Series Inc.

Date: June 30, 2004